Capital disclosures	12 Months Ended
Dec. 31, 2017
Capital Disclosures
12. Capital disclosures

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition and exploration of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company defines capital that it manages as share capital.

Management reviews its capital management approach on an on-going basis and believes that this approach is reasonable and appropriate relative to the size of the Company.

The Company is in the business of mineral exploration and has no source of operating revenue. Operations are financed through the issuance of capital stock or liability instruments, or through the sale of property, plant, and equipment. Capital raised is held in cash in an interest bearing bank account until such time as it is required to pay operating expenses or resource property costs. The Company is not subject to any externally imposed capital restrictions. Its objectives in managing its capital are to safeguard its cash and its ability to continue as a going concern, and to utilize as much of its available capital as possible for exploration activities. The Company’s objectives have not changed during the years ended 31 December 2017 and 2016.